Share capital (Details) - shares		10 Months Ended
	Jan. 25, 2024	Jan. 31, 2024
Share capital
Number of shares issued		13,390,659
Number of shares outstanding		13,390,659
Psyence Group Inc
Share capital
Issuance of shares, reverse takeover transaction (in shares)	5,000,000	5,000,000
NCAC Sponsor
Share capital
Consideration shares issued to NCAC shareholders	8,390,659